Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended
	Mar. 29, 2018	Oct. 17, 2017	Dec. 07, 2017
Purchase additional shares	206,000		1,000,000
Sales of stock price per share	$ 0.60		$ 0.30
Cash consideration	$ 123,600		$ 300,000
Amir Uziel [Member]
Purchase additional shares		650,000
Additional shares issued		2,600,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Attribute Ltd [Member]
Purchase additional shares		650,000
Additional shares issued		2,600,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Lavi Krasney [Member]
Purchase additional shares		650,000
Additional shares issued		2,600,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000
Kfir Silberman [Member]
Purchase additional shares		650,000
Additional shares issued		2,600,000
Sales of stock price per share		$ 0.01
Cash consideration		$ 26,000